Income taxes (CIT Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes [Abstract]
CIT at rate of 25%	$ 29,748,226	$ 19,763,496	$ 52,504,028
Tax effect of non-deductible expenses	2,028,153	6,535,308	3,490,593
Unrecognized tax benefits	(6,354,200)	(8,628,537)	5,465,293
LAT expense	23,223,407	(3,771,248)	36,727,785
CIT benefit of LAT	(5,805,852)	942,812	(9,171,919)
Changes in valuation allowance	4,274,501	0	0
International rate difference	6,075,360	10,681,232	9,089,244
Income tax on undistributed earnings of PRC subsidiaries	3,675,156	440,464	3,500,000
Adjustment of estimated income tax accruals	(4,412,050)	3,953,417	(18,059,102)
Others	58,617	640,674	113,928
Actual income tax expense	$ 52,511,318	$ 30,557,618	$ 83,659,850